Financial risk management - Credit quality of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Credit quality of financial assets
Financial assets	$ 1,310,320	$ 1,420,812
Cash and cash equivalents, financial investments and derivative financial instruments
Credit quality of financial assets
Financial assets	1,136,376	1,237,361
Cash and cash equivalents, financial investments and derivative financial instruments | Local
Credit quality of financial assets
Financial assets	98,354	208,152
Cash and cash equivalents, financial investments and derivative financial instruments | Global
Credit quality of financial assets
Financial assets	1,038,022	1,029,209
Cash and cash equivalents
Credit quality of financial assets
Financial assets	1,032,938	1,019,037
Cash and cash equivalents | AAA
Credit quality of financial assets
Financial assets	1,484
Cash and cash equivalents | AA+
Credit quality of financial assets
Financial assets	861	1,089
Cash and cash equivalents | AA
Credit quality of financial assets
Financial assets	78,269
Cash and cash equivalents | AA-
Credit quality of financial assets
Financial assets	20,179	115,269
Cash and cash equivalents | A+
Credit quality of financial assets
Financial assets	178,730	172,052
Cash and cash equivalents | A
Credit quality of financial assets
Financial assets	361,484	235,445
Cash and cash equivalents | A-
Credit quality of financial assets
Financial assets	29,162	86,192
Cash and cash equivalents | BBB+
Credit quality of financial assets
Financial assets	181,411	96,436
Cash and cash equivalents | BBB
Credit quality of financial assets
Financial assets	20,245	110,733
Cash and cash equivalents | BBB-
Credit quality of financial assets
Financial assets	83,919
Cash and cash equivalents | No rating
Credit quality of financial assets
Financial assets	77,194	201,821
Cash and cash equivalents | Local
Credit quality of financial assets
Financial assets	2,372	1,092
Cash and cash equivalents | Local | AAA
Credit quality of financial assets
Financial assets	1,484
Cash and cash equivalents | Local | AA+
Credit quality of financial assets
Financial assets	861	1,089
Cash and cash equivalents | Local | AA
Credit quality of financial assets
Financial assets	24
Cash and cash equivalents | Local | A-
Credit quality of financial assets
Financial assets		3
Cash and cash equivalents | Local | No rating
Credit quality of financial assets
Financial assets	3
Cash and cash equivalents | Global
Credit quality of financial assets
Financial assets	1,030,566	1,017,945
Cash and cash equivalents | Global | AA
Credit quality of financial assets
Financial assets	78,245
Cash and cash equivalents | Global | AA-
Credit quality of financial assets
Financial assets	20,179	115,269
Cash and cash equivalents | Global | A+
Credit quality of financial assets
Financial assets	178,730	172,052
Cash and cash equivalents | Global | A
Credit quality of financial assets
Financial assets	361,484	235,445
Cash and cash equivalents | Global | A-
Credit quality of financial assets
Financial assets	29,162	86,189
Cash and cash equivalents | Global | BBB+
Credit quality of financial assets
Financial assets	181,411	96,436
Cash and cash equivalents | Global | BBB
Credit quality of financial assets
Financial assets	20,245	110,733
Cash and cash equivalents | Global | BBB-
Credit quality of financial assets
Financial assets	83,919
Cash and cash equivalents | Global | No rating
Credit quality of financial assets
Financial assets	77,191	201,821
Financial investments
Credit quality of financial assets
Financial assets	92,233	206,547
Financial investments | AAA
Credit quality of financial assets
Financial assets	51,913
Financial investments | AA+
Credit quality of financial assets
Financial assets	10,840	17,111
Financial investments | AA
Credit quality of financial assets
Financial assets	24,965
Financial investments | AA-
Credit quality of financial assets
Financial assets		184,365
Financial investments | A-
Credit quality of financial assets
Financial assets		5,053
Financial investments | No rating
Credit quality of financial assets
Financial assets	4,515	18
Financial investments | Local
Credit quality of financial assets
Financial assets	92,233	202,291
Financial investments | Local | AAA
Credit quality of financial assets
Financial assets	51,913
Financial investments | Local | AA+
Credit quality of financial assets
Financial assets	10,840	17,111
Financial investments | Local | AA
Credit quality of financial assets
Financial assets	24,965
Financial investments | Local | AA-
Credit quality of financial assets
Financial assets		180,127
Financial investments | Local | A-
Credit quality of financial assets
Financial assets		5,053
Financial investments | Local | No rating
Credit quality of financial assets
Financial assets	4,515
Financial investments | Global
Credit quality of financial assets
Financial assets		4,256
Financial investments | Global | AA-
Credit quality of financial assets
Financial assets		4,238
Financial investments | Global | No rating
Credit quality of financial assets
Financial assets		18
Derivative financial instruments
Credit quality of financial assets
Financial assets	11,205	11,777
Derivative financial instruments | AAA
Credit quality of financial assets
Financial assets	3,749
Derivative financial instruments | AA
Credit quality of financial assets
Financial assets	2,164
Derivative financial instruments | AA-
Credit quality of financial assets
Financial assets		8,403
Derivative financial instruments | A+
Credit quality of financial assets
Financial assets	5,275	3,141
Derivative financial instruments | A
Credit quality of financial assets
Financial assets	17	233
Derivative financial instruments | Local
Credit quality of financial assets
Financial assets	3,749	4,769
Derivative financial instruments | Local | AAA
Credit quality of financial assets
Financial assets	3,749
Derivative financial instruments | Local | AA-
Credit quality of financial assets
Financial assets		4,769
Derivative financial instruments | Global
Credit quality of financial assets
Financial assets	7,456	7,008
Derivative financial instruments | Global | AA
Credit quality of financial assets
Financial assets	2,164
Derivative financial instruments | Global | AA-
Credit quality of financial assets
Financial assets		3,634
Derivative financial instruments | Global | A+
Credit quality of financial assets
Financial assets	5,275	3,141
Derivative financial instruments | Global | A
Credit quality of financial assets
Financial assets	$ 17	$ 233